FIXED ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Fixed assets consisted of the following at December 31:

	2011	2010

Office and laboratory equipment	$3,069,889	$2,984,375
Computer software	4,000	—
Leasehold improvements	2,324,672	2,317,597
Total fixed assets	5,398,561	5,301,972
Less accumulated depreciation and amortization	(2,353,996)	(1,791,483)
Fixed assets, net	$3,044,565	$3,510,489